Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Income Statement [Abstract]
Diluted		$ (0.82)	$ (1.14)	$ (2.08)	$ (3.71)	$ (5.19)	[1]	$ (5.12)	[1]
Diluted	[1]	4,055,345	3,257,912	3,555,474	3,555,474	3,166,460		2,505,352

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.